Document and Entity Information	Jan. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2021
Current Fiscal Year End Date	--04-02
Entity Registrant Name	PERSPECTA INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38395
Entity Tax Identification Number	82-3141520
Entity Address, Address Line One	14295 Park Meadow Drive
Entity Address, City or Town	Chantilly
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20151
City Area Code	571
Local Phone Number	313-6000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001724670
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRSP
Security Exchange Name	NYSE